Earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per share [Abstract]
Schedule of Basic and Diluted Earnings Per Share
	For the year ended December 31,
	2012	2011	2010

Net income for earnings per share	$4,213	$16,619	$19,932

Weighted average shares used in computation - basic	17,059,575	16,086,598	9,354,186
Dilutive effect of release of escrowed shares	-	201,644	1,335,202
Dilutive effect of warrants and put options	-	-	16,569
Weighted average shares used in diluted computation	17,059,575	16,288,242	10,705,957

Earnings per share - basic	$0.25	$1.03	$2.13
Earnings per share - diluted	$0.25	$1.02	$1.86